Business Combinations (Details) - Schedule of Fair Value of Consideration Transferred and The Effects on Cash Flows of The Acquisitions of subsidiaries - Acquisition of Equity Interest in Subsidiaries [Member] - MYR (RM)
	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Business Combinations (Details) - Schedule of Fair Value of Consideration Transferred and The Effects on Cash Flows of The Acquisitions of subsidiaries [Line Items]
Fair value consideration for the acquisitions	RM 1	RM 8,051,002
Less: Cash and cash equivalents of subsidiaries acquired	(1,296)	(102,101)
Cash (inflow)/outflow from acquisition of subsidiaries	(1,295)	7,948,901
ARB Synergy Group [Member]
Business Combinations (Details) - Schedule of Fair Value of Consideration Transferred and The Effects on Cash Flows of The Acquisitions of subsidiaries [Line Items]
Fair value consideration for the acquisitions	1
Less: Cash and cash equivalents of subsidiaries acquired	(1,296)
Cash (inflow)/outflow from acquisition of subsidiaries	RM (1,295)
ARB WMS [Member]
Business Combinations (Details) - Schedule of Fair Value of Consideration Transferred and The Effects on Cash Flows of The Acquisitions of subsidiaries [Line Items]
Fair value consideration for the acquisitions		51,000
Less: Cash and cash equivalents of subsidiaries acquired		(100,000)
Cash (inflow)/outflow from acquisition of subsidiaries		(49,000)
ARB Innovation [Member]
Business Combinations (Details) - Schedule of Fair Value of Consideration Transferred and The Effects on Cash Flows of The Acquisitions of subsidiaries [Line Items]
Fair value consideration for the acquisitions		8,000,001
Less: Cash and cash equivalents of subsidiaries acquired		(1,000)
Cash (inflow)/outflow from acquisition of subsidiaries		7,999,001
ARB R1 [Member]
Business Combinations (Details) - Schedule of Fair Value of Consideration Transferred and The Effects on Cash Flows of The Acquisitions of subsidiaries [Line Items]
Fair value consideration for the acquisitions		1
Less: Cash and cash equivalents of subsidiaries acquired		(1,101)
Cash (inflow)/outflow from acquisition of subsidiaries		RM (1,100)